UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   04/18/2013

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    99

Form 13F Information Table Value Total:    138,175
                                         (thousands)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altera Corp.                   COM              021441100      528         14904 SH       Sole                 14904.00
AmerisourceBergen Corp.        COM              03073e105     1031         20047 SH       Sole                 20047.00
Applied Materials Inc.         COM              038222105      510         37816 SH       Sole                 37816.00
Athersys, Inc.                 COM              04744l106       47         28000 SH       Sole                 28000.00
Automatic Data Proc.           COM              053015103      600          9223 SH       Sole                  9223.00
Baxter International           COM              071813109      843         11601 SH       Sole                 11601.00
Becton Dickinson & Co.         COM              075887109      861          9001 SH       Sole                  9001.00
Bob Evans Farms                COM              096761101      568         13320 SH       Sole                 13320.00
Broadridge Financial Solutions COM              11133T103      517         20826 SH       Sole                 20826.00
CH Robinson Worldwide Inc      COM              12541W209      548          9210 SH       Sole                  9210.00
CVS Corp. Delaware             COM              126650100      576         10482 SH       Sole                 10482.00
Cardinal Health Inc.           COM              14149Y108      862         20720 SH       Sole                 20720.00
Casey's General Stores Inc     COM              147528103      499          8560 SH       Sole                  8560.00
Chevron Corp.                  COM              166764100      278          2342 SH       Sole                  2342.00
Coca Cola Enterprises          COM              19122T109      542         14683 SH       Sole                 14683.50
Coca-Cola Co.                  COM              191216100      619         15307 SH       Sole                 15307.00
Cracker Barrel Old Country Sto COM              22410J106      549          6790 SH       Sole                  6790.00
Darden Restaurants             COM              237194105      581         11247 SH       Sole                 11247.00
Eaton Corp PLC                 COM              278058102      508          8300 SH       Sole                  8300.00
Energy Transfer Equity         COM              29273v100      615         10520 SH       Sole                 10520.00
Enterprise Products LP         COM              293792107     1703         28249 SH       Sole                 28249.00
Equity Residential Trust       COM              29476L107      207          3765 SH       Sole                  3765.00
Expeditors International       COM              302130109      462         12930 SH       Sole                 12930.00
Exxon Mobil Corp.              COM              30231G102      429          4759 SH       Sole                  4759.00
Federal Express                COM              31428x106      515          5245 SH       Sole                  5245.00
Fidelity Nat'l Info Services   COM              31620m106      557         14059 SH       Sole                 14059.00
General Dynamics Corp.         COM              369550108      511          7244 SH       Sole                  7244.00
General Electric Co.           COM              369604103      266         11514 SH       Sole                 11514.00
HCP Inc                        COM              40414L109      259          5195 SH       Sole                  5195.00
IBM Corp.                      COM              459200101      539          2528 SH       Sole                  2528.00
KLA-Tencor Corp                COM              482480100      470          8919 SH       Sole                  8919.00
Keycorp                        COM              493267108      357         35876 SH       Sole                 35876.00
Kinder Morgan Energy Partners  COM              494550106     1308         14576 SH       Sole                 14576.00
Kinder Morgan Management LLC   COM              49455u100      563          6404 SH       Sole                  6404.00
Kroger Company                 COM              501044101      566         17078 SH       Sole                 17078.00
L3 Communications              COM              502424104      538          6650 SH       Sole                  6650.00
Linn Energy LLC                COM              536020100      452         11899 SH       Sole                 11899.00
McDonald's Corp.               COM              580135101      557          5588 SH       Sole                  5588.00
McKesson Corp.                 COM              58155q103      945          8757 SH       Sole                  8757.00
Medtronic Inc.                 COM              585055106      863         18384 SH       Sole                 18384.00
Molson Coors Brewing Company   COM              60871r209      550         11242 SH       Sole                 11242.00
Oneok Partners LP              COM              68268n103      375          6540 SH       Sole                  6540.00
Owens & Minor Inc.             COM              690732102      884         27160 SH       Sole                 27160.00
Parker-Hannifin                COM              701094404      204          2225 SH       Sole                  2225.00
Paychex                        COM              704326107      549         15659 SH       Sole                 15659.00
Pepsico Inc.                   COM              713448108      657          8308 SH       Sole                  8308.00
Pfizer Inc.                    COM              717081103      323         11199 SH       Sole                 11199.00
Progressive Corp.              COM              743315103      352         13910 SH       Sole                 13910.00
Prologis Trust                 COM              74340w103      201          5038 SH       Sole                  5038.00
Public Storage Inc.            COM              74460d109      238          1560 SH       Sole                  1560.00
Raytheon Company               COM              755111507      517          8787 SH       Sole                  8787.00
Rockwell Collins               COM              774341101      575          9116 SH       Sole                  9116.00
Simon Property Inc             COM              828806109      256          1615 SH       Sole                  1615.00
Steris Corp.                   COM              859152100      911         21891 SH       Sole                 21891.00
Sunoco Logistics LP            COM              86764l108      593          9060 SH       Sole                  9060.00
Sysco Corp.                    COM              871829107      563         16006 SH       Sole                 16006.00
Texas Instruments              COM              882508104      516         14553 SH       Sole                 14553.00
Total System Services Inc      COM              891906109      506         20423 SH       Sole                 20423.00
UTI Wordwide                   COM              g87210103      519         35829 SH       Sole                 35829.00
United Technologies Grp        COM              913017109      585          6257 SH       Sole                  6257.00
Vanguard Dividend Appreciation COM              921908844    12741        193927 SH       Sole                193927.00
Vanguard Emerging Markets Stoc COM              922042858     4326        100845 SH       Sole                100845.00
Vanguard FTSE All-World ex-US  COM              922042775     5842        126010 SH       Sole                126010.00
Vanguard Intl Eq Index         COM              922042742     2302         44025 SH       Sole                 44025.00
Vanguard Mega Cap 300          COM              921910873     1781         33260 SH       Sole                 33260.00
Vanguard Mid-Cap               COM              922908629     2613         28135 SH       Sole                 28135.00
Vanguard Russell 1000 Value In COM              92206C714    14251        201052 SH       Sole                201052.00
Vanguard Small Cap ETF         COM              922908751     1535         16840 SH       Sole                 16840.00
Ventas                         COM              92276f100      232          3167 SH       Sole                  3167.00
Wal-Mart Stores Inc.           COM              931142103      503          6718 SH       Sole                  6718.00
Walgreen Company               COM              931422109      620         12999 SH       Sole                 12999.00
Yum! Brands Inc.               COM              988498101      565          7854 SH       Sole                  7854.00
iS Cohen & Strs Realty         COM              464287564     1067         12945 SH       Sole                 12945.00
iS Core S&P 400 Midcap Index   COM              464287507    12023        104484 SH       Sole                104484.00
iS Russell 1000                COM              464287622     3112         35685 SH       Sole                 35685.00
iS Russell 2000                COM              464287655     7847         83094 SH       Sole                 83094.00
iS Russell Midcap              COM              464287499     1054          8278 SH       Sole                  8278.00
iShares Core MSCI Emerg Mkts   COM              46434G103    12943        254985 SH       Sole                254985.00
iShares MSCI ACWI Index        COM              464288257      844         16629 SH       Sole                 16629.00
iShares Russell 3000 Value     COM              464287663      300          2822 SH       Sole                  2822.00
iShares TR S&P 500 Index       COM              464287200     5561         35340 SH       Sole                 35340.00
iShares Trust S&P Small Cap    COM              464287804     1750         20106 SH       Sole                 20106.00
3M Company                     COM              604059105      691          6500 SH       Sole                     6500
Abbott Laboratories            COM              002824100      424         12000 SH       Sole                    12000
Abbvie Inc                     COM              00287Y109      489         12000 SH       Sole                    12000
Bristol Myers Squibb Co.       COM              110122108      634         15400 SH       Sole                    15400
CSX Corp.                      COM              126408103      862         35000 SH       Sole                    35000
Coca-Cola Co.                  COM              191216100      744         18400 SH       Sole                    18400
Colgate-Palmolive              COM              194162103      244          2066 SH       Sole                     2066
Conoco Phillips                COM              20825c104      253          4204 SH       Sole                     4204
Eaton Corp.                    COM              278058102      269          4400 SH       Sole                     4400
Emerson Electric Co.           COM              291011104      251          4500 SH       Sole                     4500
Exxon Mobil Corp.              COM              30231G102     3809         42273 SH       Sole                    42273
General Electric Co.           COM              369604103      231         10000 SH       Sole                    10000
IBM Corp.                      COM              459200101      427          2000 SH       Sole                     2000
Intel Corp.                    COM              458140100      218         10000 SH       Sole                    10000
Marsh & McLennan               COM              571748102      228          6000 SH       Sole                     6000
Merck & Co.                    COM              58933Y105      363          8216 SH       Sole                     8216
Pfizer Inc.                    COM              717081103      600         20800 SH       Sole                    20800
REPORT SUMMARY		        99 DATA RECORDS              138175	  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED